OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:

December 31

Date of reporting period:

 September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

ING GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.1%
	Consumer Discretionary: 11.5%
1,752,056	Best Buy Co., Inc.	$65,702,100	1.5
1,687,638	Comcast Corp. — Class A	76,196,856	1.8
761,540	Delphi Automotive PLC	44,489,167	1.0
1,044,341	GNC Holdings, Inc.	57,052,349	1.3
1,243,762	Macy’s, Inc.	53,817,582	1.3
700,208	Penn National Gaming, Inc.	38,763,515	0.9
1,215,425	Starbucks Corp.	93,551,262	2.2
1,014,087	Walt Disney Co.	65,398,470	1.5
		494,971,301	11.5

	Consumer Staples: 10.7%
930,198	Coca-Cola Co.	35,235,900	0.8
579,734	Costco Wholesale Corp.	66,738,978	1.6
431,061	Estee Lauder Cos., Inc.	30,131,164	0.7
1,144,218	Kraft Foods Group, Inc.	60,002,792	1.4
1,525,399	Mondelez International, Inc.	47,928,037	1.1
528,191	Monster Beverage Corp.	27,597,980	0.7
844,320	Philip Morris International, Inc.	73,109,669	1.7
1,023,465	Procter & Gamble Co.	77,363,719	1.8
671,021	Whole Foods Market, Inc.	39,254,728	0.9
		457,362,967	10.7

	Energy: 10.9%
481,011	Anadarko Petroleum Corp.	44,729,213	1.0
1,433,504	Canadian Natural Resources Ltd.	45,069,366	1.1
330,753	EOG Resources, Inc.	55,989,868	1.3
725,780	ExxonMobil Corp.	62,446,111	1.5
977,264	Halliburton Co.	47,055,261	1.1
856,197	Noble Corp.	32,338,561	0.8
589,506	Occidental Petroleum Corp.	55,142,391	1.3
525,948	Range Resources Corp.	39,914,194	0.9
859,576	Rowan Companies PLC	31,563,631	0.7
801,947	Royal Dutch Shell PLC — Class A ADR	52,671,879	1.2
		466,920,475	10.9

	Financials: 15.5%
937,041	Arthur J. Gallagher & Co.	40,901,840	1.0
6,235,039	Bank of America Corp.	86,043,538	2.0
1,414,806	Blackstone Group LP	35,214,521	0.8
1,773,114	Citigroup, Inc.	86,013,760	2.0
2,869,218	Fifth Third Bancorp.	51,760,693	1.2
1,533,536	Invesco Ltd.	48,919,799	1.1
1,865,444	JPMorgan Chase & Co.	96,424,800	2.3
866,865	Prudential Financial, Inc.	67,598,133	1.6
5,659,078	Regions Financial Corp.	52,403,062	1.2
573,191	Travelers Cos., Inc.	48,589,401	1.1
1,727,676	XL Group PLC	53,246,974	1.2
		667,116,521	15.5

	Health Care: 12.7%
1,058,362	Abbott Laboratories	35,127,035	0.8
469,365	Actavis, Inc.	67,588,560	1.6
670,781	Amgen, Inc.	75,087,225	1.8
706,112	Covidien PLC	43,030,465	1.0
853,261	Express Scripts Holding Co.	52,714,465	1.2
1,538,028	Gilead Sciences, Inc.	96,649,679	2.3
1,113,344	HCA Holdings, Inc.	47,595,456	1.1
1,459,904	Johnson & Johnson	126,559,078	2.9
		544,351,963	12.7

	Industrials: 11.1%
805,198	Ametek, Inc.	37,055,212	0.9
680,267	Boeing Co.	79,931,372	1.8
1,632,908	CSX Corp.	42,031,052	1.0
674,486	Fluor Corp.	47,861,527	1.1
669,386	General Dynamics Corp.	58,584,663	1.4
451,067	Pall Corp.	34,750,202	0.8
338,412	Roper Industries, Inc.	44,964,802	1.0
268,092	TransDigm Group, Inc.	37,184,360	0.9
392,679	Union Pacific Corp.	60,998,756	1.4
443,016	Wesco International, Inc.	33,904,014	0.8
		477,265,960	11.1

	Information Technology: 18.1%
359,299	Apple, Inc.	171,295,798	4.0
720,239	Cognizant Technology Solutions Corp.	59,146,027	1.4
2,593,696	EMC Corp.	66,294,870	1.5
123,416	Google, Inc. — Class A	108,101,308	2.5
278,639	International Business Machines Corp.	51,598,370	1.2
2,165,757	Jabil Circuit, Inc.	46,953,612	1.1
1,070,027	Microchip Technology, Inc.	43,111,388	1.0
1,793,690	NetApp, Inc.	76,447,068	1.8
2,911,796	Oracle Corp.	96,584,273	2.3
1,041,632	TIBCO Software, Inc.	26,655,363	0.6
1,011,800	Trimble Navigation Ltd.	30,060,578	0.7
		776,248,655	18.1

	Materials: 3.0%
398,760	Celanese Corp.	21,050,540	0.5
1,116,508	EI Du Pont de Nemours & Co.	65,382,709	1.5
908,859	International Paper Co.	40,716,883	1.0
		127,150,132	3.0

	Telecommunication Services: 2.4%
2,200,089	Verizon Communications, Inc.	102,656,153	2.4

	Utilities: 3.2%
1,289,144	CenterPoint Energy, Inc.	30,900,782	0.7
475,383	DTE Energy Co.	31,365,770	0.7
658,241	Entergy Corp.	41,594,249	1.0

ING GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)
Shares		Value	Percentage of Net Assets
	Utilities: (continued)
390,078	Sempra Energy	$33,390,677	0.8
		137,251,478	3.2
	Total Common Stock (Cost $3,260,256,638)	4,251,295,605	99.1

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: —%
Energy: —%
10,000,000	X	Southern Energy Escrow Shares	—	—

Utilities: —%
20,000,000	X	Mirant Corp. Escrow Shares	—	—

		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Long-Term Investments (Cost $3,260,256,638)	4,251,295,605	99.1

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
43,998,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $43,998,186)	43,998,186	1.0
	Total Short-Term Investments (Cost $43,998,186)	43,998,186	1.0
	Total Investments in Securities (Cost $3,304,254,824)	$4,295,293,791	100.1
	Liabilities in Excess of Other Assets	(5,910,589)	(0.1)
	Net Assets	$4,289,383,202	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

ADR	American Depositary Receipt

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $3,330,646,044.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,027,701,279
Gross Unrealized Depreciation	(63,053,532)
Net Unrealized Appreciation	$964,647,747

ING GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,251,295,605	$—	$—	$4,251,295,605
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	43,998,186	—	—	43,998,186
Total Investments, at fair value	$4,295,293,791	$—	$—	$4,295,293,791

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  ING Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 25, 2013